Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - Other Liabilities Related to Business Combination [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Simplotel [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs		$ (10)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs		10
Simplotel [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs		7
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs		(8)
Simplotel [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs		3
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs		(3)
Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	$ (34)	(15)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	34	14
Simplotel [Member] | EBITDA [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs		(1)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs		1
Savaari [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	50	81
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(51)	(86)
Savaari [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	38	143
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(40)	(163)
Savaari [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	48	377
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(48)	(352)
Savaari [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(159)	(57)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	157	69
Savaari [Member] | Servicing Margin [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(16)	(17)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	16	17
Savaari [Member] | Profit Before Tax [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(13)	(22)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	$ 13	22
Savaari [Member] | Financial Parameters [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs		(834)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs		$ 1,781